Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Components of Company-Owned Loans and Finance Receivables

The components of Company-owned loans and finance receivables at June 30, 2015 and 2014 and December 31, 2014 were as follows (dollars in thousands):

	As of June 30, 2015
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Current receivables	$38,487	$67,974	$217,950	$324,411
Delinquent receivables:
Delinquent payment amounts (1)	—	2,897	1,289	4,186
Receivables on non-accrual status	19,828	2,668	17,622	40,118

Total delinquent receivables	19,828	5,565	18,911	44,304

Total loans and finance receivables, gross	58,315	73,539	236,861	368,715
Less: Allowance for losses	(14,196)	(9,091)	(27,974)	(51,261)

Financing receivables, net	$44,119	$64,448	$208,887	$317,454

	As of June 30, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Current receivables	$39,207	$112,392	$157,247	$308,846
Delinquent receivables:
Delinquent payment amounts (1)	—	3,885	1,487	5,372
Receivables on non-accrual status	20,933	6,132	18,477	45,542

Total delinquent receivables	20,933	10,017	19,964	50,914

Total loans and finance receivables, gross	60,140	122,409	177,211	359,760
Less: Allowance for losses	(18,248)	(21,579)	(27,967)	(67,794)

Financing receivables, net	$41,892	$100,830	$149,244	$291,966

	As of December 31, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Current receivables	$35,378	$110,519	$194,496	$340,393
Delinquent receivables:
Delinquent payment amounts (1)	—	3,733	1,469	5,202
Receivables on non-accrual status	20,920	4,428	17,616	42,964

Total delinquent receivables	20,920	8,161	19,085	48,166

Total loans and finance receivables, gross	56,298	118,680	213,581	388,559
Less: Allowance for losses	(14,324)	(19,749)	(30,875)	(64,948)

Financing receivables, net	$41,974	$98,931	$182,706	$323,611

(1)	Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See “Current and Delinquent Loans and Finance Receivables” above for additional information.

The components of Company-owned consumer loan portfolio receivables at December 31, 2014 and 2013 were as follows (dollars in thousands):

	As of December 31, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$35,688	$110,519	$194,496	$340,703
Delinquent loans:
Delinquent payment amounts (1)	—	3,733	1,469	5,202
Loans on non-accrual status	20,610	4,428	17,616	42,654

Total delinquent loans	20,610	8,161	19,085	47,856

Total consumer loans, gross	56,298	118,680	213,581	388,559
Less: Allowance for losses	(14,324)	(19,749)	(30,875)	(64,948)

Consumer loans, net	$41,974	$98,931	$182,706	$323,611

	As of December 31, 2013
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$57,368	$112,969	$160,585	$330,922
Delinquent loans:
Delinquent payment amounts (1)	—	4,146	1,724	5,870
Loans on non-accrual status	23,385	8,687	16,921	48,993

Total delinquent loans	23,385	12,833	18,645	54,863

Total consumer loans, gross	80,753	125,802	179,230	385,785
Less: Allowance for losses	(20,466)	(29,244)	(32,608)	(82,318)

Consumer loans, net	$60,287	$96,558	$146,622	$303,467

(1)	Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See Note 3 “Significant Accounting Policies-Current and Delinquent Consumer Loans” for additional information.

Schedule of Changes in Allowance for Losses

Changes in the allowance for losses for the Company-owned loans and receivables and the liability for losses on the Company’s guarantees of third-party lender-owned loans during the three and six months ended June 30, 2015 and 2014 were as follows (dollars in thousands):

	Three Months Ended June 30, 2015
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$12,744	$12,340	$26,136	$51,220
Cost of revenue	13,929	4,870	22,254	41,053
Charge-offs	(17,794)	(13,740)	(26,676)	(58,210)
Recoveries	5,111	5,509	6,049	16,669
Effect of foreign currency translation	206	112	211	529

Balance at end of period	$14,196	$9,091	$27,974	$51,261

Liability for third-party lender-owned loans:
Balance at beginning of period	$906	$—	$39	$945
Increase in liability	370	—	113	483

Balance at end of period	$1,276	$—	$152	$1,428

	Three Months Ended June 30, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$18,527	$26,669	$29,084	$74,280
Cost of revenue	19,288	21,786	25,384	66,458
Charge-offs	(26,278)	(31,486)	(33,014)	(90,778)
Recoveries	6,523	4,276	6,195	16,994
Effect of foreign currency translation	188	334	318	840

Balance at end of period	$18,248	$21,579	$27,967	$67,794

Liability for third-party lender-owned loans:
Balance at beginning of period	$1,199	$—	$—	$1,199
Increase in liability	382	—	—	382

Balance at end of period	$1,581	$—	$—	$1,581

	Six Months Ended June 30, 2015
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total

Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$14,324	$19,749	$30,875	$64,948
Cost of revenue	26,441	12,683	41,130	80,254
Charge-offs	(37,572)	(34,573)	(56,558)	(128,703)
Recoveries	10,981	11,416	12,629	35,026
Effect of foreign currency translation	22	(184)	(102)	(264)

Balance at end of period	$14,196	$9,091	$27,974	$51,261

Liability for third-party lender-owned loans:
Balance at beginning of period	$1,575	$—	$1	$1,576
(Decrease) increase in liability	(299)	—	151	(148)

Balance at end of period	$1,276	$—	$152	$1,428

	Six Months Ended June 30, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total

Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$20,466	$29,244	$32,608	$82,318
Cost of revenue	36,456	45,699	51,587	133,742
Charge-offs	(55,413)	(61,588)	(67,563)	(184,564)
Recoveries	16,502	7,776	10,845	35,123
Effect of foreign currency translation	237	448	490	1,175

Balance at end of period	$18,248	$21,579	$27,967	$67,794

Liability for third-party lender-owned loans:
Balance at beginning of period	$2,047	$—	$—	$2,047
Decrease in liability	(466)	—	—	(466)

Balance at end of period	$1,581	$—	$—	$1,581

Changes in the allowance for losses for the Company-owned loans and the liability for estimated losses on the Company’s guarantees of third-party lender-owned loans through the CSO programs for the years ended December 31, 2014, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$20,466	$29,244	$32,608	$82,318
Cost of revenue	70,382	92,461	104,415	267,258
Charge-offs	(105,129)	(119,428)	(129,466)	(354,023)
Recoveries	28,785	17,943	23,619	70,347
Effect of foreign currency translation	(180)	(471)	(301)	(952)

Balance at end of period	$14,324	$19,749	$30,875	$64,948

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,047	$—	$—	$2,047
(Decrease) increase in liability	(472)	—	1	(471)

Balance at end of period	$1,575	$—	$1	$1,576

	Year Ended December 31, 2013
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$41,942	$12,565	$27,845	$82,352
Cost of revenue	136,534	72,308	106,787	315,629
Charge-offs	(192,504)	(63,001)	(116,853)	(372,358)
Recoveries	34,796	6,714	14,544	56,054
Effect of foreign currency translation	(302)	658	285	641

Balance at end of period	$20,466	$29,244	$32,608	$82,318

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,624	$—	$—	$2,624
Decrease in liability	(577)	—	—	(577)

Balance at end of period	$2,047	$—	$—	$2,047

	Year Ended December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$42,880	$3,723	$12,451	$59,054
Cost of revenue	176,701	36,251	75,182	288,134
Charge-offs	(210,557)	(31,399)	(65,493)	(307,449)
Recoveries	31,675	3,990	5,174	40,839
Effect of foreign currency translation	1,243	—	531	1,774

Balance at end of period	$41,942	$12,565	$27,845	$82,352

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,284	$—	$—	$2,284
Increase in liability	340	—	—	340

Balance at end of period	$2,624	$—	$—	$2,624

Schedule of Revenue Generated from Loans and Finance Receivables

Revenue generated from the Company’s loans and finance receivables for the three and six months ended June 30, 2015 and 2014 was as follows (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Short-term loans	$48,495	$65,707	$99,356	$138,685
Line of credit accounts	40,915	74,893	96,568	147,930
Installment loans and RPAs	56,438	60,839	115,195	123,247

Total loans and finance receivables revenue	145,848	201,439	311,119	409,862
Other	432	43	837	85

Total revenue	$146,280	$201,482	$311,956	$409,947